Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Class A
Account Value [Line Items]
Line Graph and Table Measure Name			Class A
Account Value	$ 16,488	$ 16,488	$ 16,488	$ 14,826	$ 14,524	$ 15,322	$ 13,167	$ 13,389	$ 10,775	$ 11,271	$ 9,480	$ 8,777	$ 9,550
Average Annual Return, Percent	6.21%	3.29%	5.13%
Class A | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	11.21%	4.25%	5.61%
Class C
Account Value [Line Items]
Line Graph and Table Measure Name			Class C
Account Value	$ 16,178	$ 16,178	$ 16,178	14,635	14,434	15,321	13,258	13,572	10,993	11,578	9,797	9,130	10,000
Average Annual Return, Percent	9.54%	3.57%	4.93%
Class C | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	10.54%	3.57%	4.93%
Class I
Account Value [Line Items]
Line Graph and Table Measure Name			Class I
Account Value	$ 178,611	$ 178,611	$ 178,611	159,965	156,153	164,194	140,665	142,514	114,281	119,163	99,885	92,214	100,000
Class I | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	11.66%	4.62%	5.97%
Class R
Account Value [Line Items]
Line Graph and Table Measure Name			Class R
Account Value	$ 17,006	$ 17,006	$ 17,006	15,313	15,021	15,873	13,667	13,917	11,218	11,754	9,903	9,178	10,000
Class R | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	11.06%	4.09%	5.45%
Class Z
Account Value [Line Items]
Line Graph and Table Measure Name			Class Z
Account Value	$ 17,883	$ 17,883	$ 17,883	16,023	15,642	16,440	14,084	14,276	11,449	11,931	10,001	9,221	10,000
Class Z | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	11.60%	4.61%	5.98%
MSCI World Index - net, Class A
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI World Index - net2
Account Value	$ 25,812	$ 25,812	$ 25,812	21,751	17,571	21,465	17,621	15,203	11,908	13,045	10,657	9,913	10,000
Average Annual Return, Percent	18.67%	11.16%	9.95%
MSCI World Index - net, Class C
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI World Index - net2
Account Value	$ 25,812	$ 25,812	$ 25,812	21,751	17,571	21,465	17,621	15,203	11,908	13,045	10,657	9,913	10,000
Average Annual Return, Percent	18.67%	11.16%	9.95%
MSCI World Index - net, Class I
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI World Index - net2
Account Value	$ 258,121	$ 258,121	$ 258,121	217,510	175,713	214,654	176,210	152,033	119,083	130,447	106,574	99,129	100,000
Average Annual Return, Percent	18.67%	11.16%	9.95%
MSCI World Index - net, Class R
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI World Index - net2
Account Value	$ 25,812	$ 25,812	$ 25,812	21,751	17,571	21,465	17,621	15,203	11,908	13,045	10,657	9,913	10,000
Average Annual Return, Percent	18.67%	11.16%	9.95%
MSCI World Index - net, Class Z
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI World Index - net2
Account Value	$ 25,812	$ 25,812	$ 25,812	21,751	17,571	21,465	17,621	15,203	11,908	13,045	10,657	9,913	10,000
Average Annual Return, Percent	18.67%	11.16%	9.95%
Linked Index, Class A
Account Value [Line Items]
Line Graph and Table Measure Name			Linked Index1
Account Value	$ 17,266	$ 17,266	$ 17,266	15,764	15,424	16,212	14,113	14,710	11,756	12,245	10,343	9,329	10,000
Average Annual Return, Percent	9.53%	3.25%	5.61%
S&P 500 Index, Class A
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index2
Account Value	$ 34,254	$ 34,254	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138	10,000
Average Annual Return, Percent	25.02%	14.52%	13.10%
Linked Index, Class C
Account Value [Line Items]
Line Graph and Table Measure Name			Linked Index1
Account Value	$ 17,266	$ 17,266	$ 17,266	15,764	15,424	16,212	14,113	14,710	11,756	12,245	10,343	9,329	10,000
Average Annual Return, Percent	9.53%	3.25%	5.61%
S&P 500 Index, Class C
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index2
Account Value	$ 34,254	$ 34,254	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138	10,000
Average Annual Return, Percent	25.02%	14.52%	13.10%
Linked Index, Class I
Account Value [Line Items]
Line Graph and Table Measure Name			Linked Index1
Account Value	$ 172,659	$ 172,659	$ 172,659	157,642	154,235	162,124	141,131	147,099	117,561	122,452	103,427	93,286	100,000
Average Annual Return, Percent	9.53%	3.25%	5.61%
S&P 500 Index, Class I
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index2
Account Value	$ 342,540	$ 342,540	$ 342,540	273,988	216,956	264,938	205,849	173,861	132,227	138,290	113,509	101,384	100,000
Average Annual Return, Percent	25.02%	14.52%	13.10%
Linked Index, Class R
Account Value [Line Items]
Line Graph and Table Measure Name			Linked Index1
Account Value	$ 17,266	$ 17,266	$ 17,266	15,764	15,424	16,212	14,113	14,710	11,756	12,245	10,343	9,329	10,000
Average Annual Return, Percent	9.53%	3.25%	5.61%
S&P 500 Index, Class R
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index2
Account Value	$ 34,254	$ 34,254	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138	10,000
Average Annual Return, Percent	25.02%	14.52%	13.10%
Linked Index, Class Z
Account Value [Line Items]
Line Graph and Table Measure Name			Linked Index1
Account Value	$ 17,266	$ 17,266	$ 17,266	15,764	15,424	16,212	14,113	14,710	11,756	12,245	10,343	9,329	10,000
Average Annual Return, Percent	9.53%	3.25%	5.61%
S&P 500 Index, Class Z
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index2
Account Value	$ 34,254	$ 34,254	$ 34,254	$ 27,399	$ 21,696	$ 26,494	$ 20,585	$ 17,386	$ 13,223	$ 13,829	$ 11,351	$ 10,138	$ 10,000
Average Annual Return, Percent	25.02%	14.52%	13.10%